Lease Liabilities and Other - Schedule of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities and Other [Abstract]
Balance	$ 9,310	$ 13,724
Additions	3,359	907
Modifications and terminations	(2,913)
Interest expense	648	1,613
Payments	(4,299)	(6,934)
Balance	6,105	9,310
Current portion	3,276	7,014
Non-current portion	$ 2,829	$ 2,296